Consolidated Statements of Income - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST INCOME:
Finance Charges		$ 172,804,055	$ 151,432,541	$ 152,721,480
Net Investment Income		7,134,054	6,650,034	5,507,531
Total Interest Income		179,938,109	158,082,575	158,229,011
INTEREST EXPENSE:
Senior Debt		12,993,358	11,964,075	12,407,735
Subordinated Debt		888,482	940,879	1,024,328
Total interest expense		13,881,840	12,904,954	13,432,063
NET INTEREST INCOME		166,056,269	145,177,621	144,796,948
Provision for loan losses	[1]	39,207,197	32,355,146	67,562,543
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		126,849,072	112,822,475	77,234,405
NET INSURANCE INCOME:
Premiums		44,387,227	42,264,666	47,621,294
Insurance Claims and Expense		(11,934,887)	(10,776,115)	(11,488,547)
Total Insurance Income		32,452,340	31,488,551	36,132,747
OTHER REVENUE		5,732,236	5,399,197	5,265,500
OPERATING EXPENSES:
Personnel Expense		91,585,822	84,380,970	69,814,320
Occupancy Expense		17,250,698	16,269,124	14,520,134
Other Expense		35,644,204	31,556,023	27,968,671
Total Operating Expenses		144,480,724	132,206,117	112,303,125
INCOME BEFORE INCOME TAXES		20,552,924	17,504,106	6,329,527
Provision for Income Taxes	[2]	3,211,993	2,598,352	5,285,926
Net Income (Loss)		$ 17,340,931	$ 14,905,754	$ 1,043,601
BASIC EARNINGS PER SHARE		$ 102.01	$ 87.68	$ 6.14

[1]	See Note 2.
[2]	See Note 12.